Assets and liabilities held for sale (Tables)	6 Months Ended
Dec. 31, 2024
Assets And Liabilities Held For Sale [Abstract]
Schedule of assets and liabilities held for sale

	31 December 2024	30 June 2024
	$ million	$ million
Intangible assets	86	—
Property, plant and equipment	137	52
Deferred tax assets	—	18
Inventories	26	20
Trade and other receivables	20	10
Corporate tax receivables	3	—
Cash	30	30
Assets held for sale	302	130
Trade and other payables	(61)	(44)
Corporate tax payables	—	(1)
Provisions	—	(3)
Deferred tax liabilities	(20)	—
Liabilities held for sale	(81)	(48)
Total	221	82